ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 448.2	$ 458.3
Salaries and employee benefits	67.8	82.7
Interest payable	42.7	52.4
Provisions and other	9.7	14.6
Total	$ 568.4	$ 608.0